AB Cap Fund, Inc.

AB FlexFee Emerging Markets Growth Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.3%
Consumer Discretionary – 20.1%
Diversified Consumer Services – 7.4%
Fu Shou Yuan International Group Ltd.	100,000	$87,404
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(a)	1,523	164,850
TAL Education Group (ADR)(a)	2,040	108,650

		360,904

Hotels, Restaurants & Leisure – 1.7%
OPAP SA	10,850	81,747

Internet & Direct Marketing Retail – 11.0%
Alibaba Group Holding Ltd.(a)	12,040	291,741
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	469	91,211
JD.com, Inc. (ADR)(a)	2,050	83,025
Naspers Ltd. - Class N	530	75,321

		541,298

		983,949

Information Technology – 17.4%
Electronic Equipment, Instruments & Components – 0.5%
Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	6,000	23,292

IT Services – 4.6%
GDS Holdings Ltd. (ADR)(a)	2,910	168,693
My EG Services Bhd	103,800	22,837
Network International Holdings PLC(a) (b)	4,290	20,860
TravelSky Technology Ltd. - Class H	7,000	12,251

		224,641

Semiconductors & Semiconductor Equipment – 8.5%
ASPEED Technology, Inc.	1,000	34,065
Broadcom, Inc.	210	49,791
MediaTek, Inc.	9,000	96,599
Micron Technology, Inc.(a)	2,330	98,000
SK Hynix, Inc.	180	12,169
Taiwan Semiconductor Manufacturing Co., Ltd.	14,000	126,032

		416,656

Software – 1.4%
Douzone Bizon Co., Ltd.	1,020	67,312

Technology Hardware, Storage & Peripherals – 2.4%
Samsung Electronics Co., Ltd. (Preference Shares)	3,670	119,597

		851,498

Consumer Staples – 17.1%
Beverages – 5.5%
Fomento Economico Mexicano SAB de CV	7,200	43,775
Kweichow Moutai Co., Ltd. - Class A (Nth SSE-SEHK)	1,080	167,814
Wuliangye Yibin Co., Ltd. - Class A (Nth SZ-SEHK)	3,570	57,418

		269,007

Company	Shares	U.S. $ Value

Food & Staples Retailing – 5.8%
Dino Polska SA(a) (b)	4,670	$181,659
Jeronimo Martins SGPS SA	5,720	103,241

		284,900

Household Products – 1.6%
C&S Paper Co., Ltd.	32,710	77,698

Personal Products – 3.8%
Unilever PLC	3,640	183,566

Tobacco – 0.4%
VST Industries Ltd.	590	21,508

		836,679

Communication Services – 16.4%
Entertainment – 5.6%
NCSoft Corp.	278	148,370
NetEase, Inc. (ADR)	400	128,384

		276,754

Interactive Media & Services – 9.7%
Momo, Inc. (Sponsored ADR)	2,360	51,188
Tencent Holdings Ltd.	8,000	395,421
Yandex NV - Class A(a)	790	26,900

		473,509

Wireless Telecommunication Services – 1.1%
Safaricom PLC	220,850	55,937

		806,200

Financials – 11.7%
Banks – 5.3%
Bank Central Asia Tbk PT	38,000	64,027
Bank for Foreign Trade of Vietnam JSC	24,850	64,413
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(a)	19,500	2,539
Capitec Bank Holdings Ltd.	660	32,465
Sberbank of Russia PJSC (Sponsored ADR)	7,904	74,298
TCS Group Holding PLC (GDR)(b)	1,800	20,808

		258,550

Capital Markets – 1.8%
B3 SA - Brasil Bolsa Balcao	9,100	62,872
New Frontier Health Corp.(a)	3,150	25,988

		88,860

Consumer Finance – 1.5%
Manappuram Finance Ltd.	18,231	22,797
Muangthai Capital PCL	27,200	29,009
Muthoot Finance Ltd.	3,092	24,984

		76,790

Company	Shares	U.S. $ Value

Insurance – 2.5%
IRB Brasil Resseguros S/A	4,700	$8,756
Ping An Insurance Group Co. of China Ltd. - Class H	11,500	112,312

		121,068

Thrifts & Mortgage Finance – 0.6%
Housing Development Finance Corp., Ltd.	1,354	29,080

		574,348

Industrials – 6.3%
Commercial Services & Supplies – 5.1%
A-Living Services Co., Ltd. - Class H(b)	21,750	104,309
Sunny Friend Environmental Technology Co., Ltd.	19,000	145,243

		249,552

Professional Services – 0.5%
L&T Technology Services Ltd.(b)	1,580	24,184

Road & Rail – 0.7%
Globaltrans Investment PLC (Sponsored GDR)(b)	3,166	16,780
Localiza Rent a Car SA	3,590	18,171

		34,951

		308,687

Real Estate – 3.3%
Equity Real Estate Investment Trusts (REITs) – 2.3%
Embassy Office Parks REIT(a)	24,200	112,144

Real Estate Management & Development – 1.0%
Vincom Retail JSC	64,280	51,182

		163,326

Health Care – 2.0%
Health Care Equipment & Supplies – 0.2%
Yestar Healthcare Holdings Co., Ltd.(a)	57,500	9,585

Health Care Providers & Services – 1.1%
Jinxin Fertility Group Ltd.(a) (b)	49,200	53,899

Pharmaceuticals – 0.7%
Genomma Lab Internacional SAB de CV - Class B(a)	43,840	35,112

		98,596

Utilities – 2.0%
Electric Utilities – 2.0%
Equatorial Energia SA	29,000	98,228

Total Common Stocks (cost $5,072,086)		4,721,511

Company	Shares			U.S. $ Value

EQUITY LINKED NOTES – 1.3%
Information Technology – 1.1%
Electronic Equipment, Instruments & Components – 1.1%
FPT Corp., Macquarie Bank Ltd., expiring 04/06/2020(a)		30,600		$53,252

Consumer Discretionary – 0.2%
Specialty Retail – 0.2%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 04/05/2021(a)		3,666		9,143

Total Equity Linked Notes (cost $101,031)				62,395

SHORT-TERM INVESTMENTS – 3.8%
Investment Companies – 3.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $185,249)		185,249		185,249

	Principal Amount (000)

Time Deposits – 0.0%
BBH, Grand Cayman (1.86)%, 04/01/2020	CHF	0	*	13
(0.65)%, 04/01/2020	EUR	1		590
0.01%, 04/01/2020	SGD	0	*	40
0.03%, 04/01/2020	GBP	1		635
0.63%, 04/01/2020	HKD	4		476
4.00%, 04/01/2020	ZAR	8		465

Total Time Deposits (cost $2,219)				2,219

Total Short-Term Investments (cost $187,468)				187,468

Total Investments – 101.4% (cost $5,360,585)(f)				4,971,374
Other assets less liabilities – (1.4)%				(67,928)

Net Assets – 100.0%				$4,903,446

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate market value of these securities amounted to $422,499 or 8.6% of net assets.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $243,191 and gross unrealized depreciation of investments was $(632,402), resulting in net unrealized depreciation of $(389,211).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

SGD – Singapore Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

March 31, 2020 (unaudited)

44.0%	China
8.1%	Taiwan
7.0%	South Korea
4.7%	India
3.8%	Brazil
3.7%	United Kingdom
3.6%	Poland
3.6%	Vietnam
3.0%	United States
2.8%	Russia
2.2%	South Africa
2.1%	Portugal
1.6%	Greece
6.0%	Other
3.8%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following: Hong Kong, Indonesia, Kenya, Malaysia, Mexico, Thailand and United Arab Emirates.

AB Cap Fund, Inc.

AB FlexFee Emerging Markets Growth Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$447,736	$536,213		$-0-	$983,949
Information Technology	316,484	535,014		-0-	851,498
Consumer Staples	43,775	792,904		-0-	836,679
Communication Services	206,472	599,728		-0-	806,200
Financials	192,722	381,626		-0-	574,348
Industrials	34,951	273,736		-0-	308,687
Real Estate	-0-	163,326		-0-	163,326
Health Care	35,112	63,484		-0-	98,596
Utilities	98,228	-0-		-0-	98,228
Equity Linked Notes:
Information Technology	-0-	53,252		-0-	53,252
Consumer Discretionary	-0-	9,143		-0-	9,143
Short-Term Investments:
Investment Companies	185,249	-0-		-0-	185,249
Time Deposits	-0-	2,219		-0-	2,219

Total Investments in Securities	1,560,729	3,410,645	†	-0-	4,971,374
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$1,560,729	$3,410,645		$-0-	$4,971,374

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$27	$992	$834	$185	$0	**
Government Money Market Portfolio*	80	248	328	-0-	0	**
Total				$185	$0	**

*	Investment of cash collateral for securities lending transactions.

**	Amount is less than $500.